PREPAID AND OTHER CURRENT ASSETS, NET (Details 2)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Prepaid and other current assets CNY	Dec. 31, 2012 Other non-current assets CNY	Mar. 31, 2013 Ambow Subsequent Event USD ($)	Mar. 31, 2013 Ambow Subsequent Event CNY	Mar. 31, 2013 Ambow Subsequent Event Prepaid and other current assets CNY	Mar. 31, 2013 Ambow Subsequent Event Other non-current assets CNY
Prepaid and other current assets
Amount of interest associated with prepaid and other current assets disposed	164,680,000			3,500,000		161,180,000		3,500,000
Receivables arising from the uncollectable deposits for terminated contracts and worse financial position of debtors							126,680,000	3,000,000
Amount transferred
Deposits for acquisition			40,000,000
Receivables arising from the termination of arrangements			19,000,000
Amount due from Xihua Group	102,180,000		102,180,000
Total	164,680,000			3,500,000		161,180,000		3,500,000
Consideration allocated
Deposits for acquisition			6,200,000
Receivables arising from the termination of arrangements			3,000,000
Amount due from Xihua Group	25,300,000		25,300,000
Total	35,000,000			500,000	164,680,000
Payable balance recorded by a subsidiary prior to be acquired by the Group	49,800,000	49,800,000
Amount due from Xihua Group	75,100,000	44,061,000
Amount due from Xihua Group	102,180,000		102,180,000
Amount due from Xihua Group	25,300,000		25,300,000
provision for the indemnity	0
Amount due from Xihua Group	46,829,000
Amount reclassified to other non-current assets	65,609,000
Payable to Foreign Language School	36,770,000	34,603,000
Provision related to operating rights	0	0